Borrowings (Details) - GBP (£) £ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current
Total	£ 368	£ 361	£ 538
Non-current
Total	884	6,185	1,620
Bank Loans [Member]
Current
Total	4	11	23
Non-current
Total		5,207
Finance Lease [Member]
Current
Total	80	39	31
Non-current
Total	170	29	52
Government and Research Loans [Member]
Current
Total	284	311	484
Non-current
Total	£ 714	£ 949	£ 1,568